Consolidated Statements of Changes in Shareholders Equity - USD ($)	Total	Statutory Reserve	Ordinary Shares	Accumulated other comprehensive loss	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total Farmmi Inc Shareholders Equity	Noncontrolling Interest
Balance, shares at Sep. 30, 2021			2,788,901
Balance, amount at Sep. 30, 2021	$ 160,792,418	$ 973,555	$ 557,781	$ 2,128,972	$ 147,088,227	$ 9,127,377	$ 159,875,912	$ 916,506
Share-based compensation expense, shares			50,000
Share-based compensation expense, amount	2,007,328	0	$ 10,000	0	1,997,328	0	2,007,328	0
Issuance of ordinary shares, net, shares			150,000
Issuance of ordinary shares, net, amount	6,000,000	0	$ 30,000	0	5,970,000	0	6,000,000	0
Reverse share-split adjustment, shares			(66)
Reverse share-split adjustment, amount	0	0	$ (13)	0	13	0	0	0
Foreign currency translation gain	(16,344,967)	0	0	(16,344,967)	0	0	(16,344,967)	0
Disposal of a subsidiary	5,333	0	0	82,449	(2,893,003)	3,732,393	921,839	(916,506)
Net income	2,223,979	0	0	0	0	2,223,979	2,223,979	0
Statutory reserve	0	180,258	0	0	0	(180,258)	0	0
Balance, amount at Sep. 30, 2022	154,684,091	1,153,813	$ 597,768	(14,133,546)	152,162,565	14,903,491	154,684,091	0
Balance, shares at Sep. 30, 2022			2,988,835
Issuance of ordinary shares, net, shares			2,631,579
Issuance of ordinary shares, net, amount	7,930,000	0	$ 526,316	0	7,403,684	0	7,930,000	0
Reverse share-split adjustment, shares			(473)
Reverse share-split adjustment, amount	0	0	$ (95)	0	95	0	0	0
Foreign currency translation gain	(4,281,978)	0	0	(4,281,978)	0	0	(4,281,978)	0
Net income	2,543,813	0	0	0	0	2,543,813	2,543,813	0
Statutory reserve	0	541,816	$ 0	0	0	(541,816)	0	0
Issuance of ordinary shares for promissory notes redemption, shares			474,137
Issuance of ordinary shares for promissory notes redemption, amount	1,100,000	0	$ 94,827	0	1,005,173	0	1,100,000	0
Balance, amount at Sep. 30, 2023	161,975,926	1,695,629	$ 1,218,816	(18,415,524)	160,571,517	16,905,488	161,975,926	0
Balance, shares at Sep. 30, 2023			6,094,078
Issuance of ordinary shares, net, shares			3,433,167
Issuance of ordinary shares, net, amount	762,703	0	$ 686,633	0	76,070	0	762,703	0
Reverse share-split adjustment, shares			(2,292)
Reverse share-split adjustment, amount	0	0	$ (458)	0	458	0	0	0
Foreign currency translation gain	10,751,380	0	0	10,751,380	0	0	10,751,380	0
Disposal of a subsidiary	0	(998,186)	0	0	0	998,186	0	0
Net income	(4,627,772)	0	0	0	0	(4,654,679)	(4,654,679)	26,907
Statutory reserve	0	0	$ 0	0	0	0	0	0
Issuance of ordinary shares for promissory notes redemption, shares			1,154,000
Issuance of ordinary shares for promissory notes redemption, amount	1,154,000	0	$ 230,800	0	923,200	0	1,154,000	0
Balance, amount at Sep. 30, 2024	$ 170,016,237	$ 697,443	$ 2,135,791	$ (7,664,144)	$ 161,571,245	$ 13,248,995	$ 169,989,330	$ 26,907
Balance, shares at Sep. 30, 2024			10,678,953